1933 Act File No. 33-38550
                                                      1940 Act File No. 811-6269

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      ------

      Pre-Effective Amendment No.         ............................


      Post-Effective Amendment No.   13   ............................  X
                                   -------                            ------


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------


      Amendment No.   12   ...........................................   X
                    -------                                            ------


                              CASH TRUST SERIES II

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b)
 X  on September 30, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on ______________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                    Copies to:

 Matthew G. Maloney, Esquire
 Dickstein Shapiro Morin & Oshinsky LLP
 2101 L Street, N.W.
 Washington, D.C.  20037



PROSPECTUS
Municipal Cash Series II

A Portfolio of Cash Trust Series II



A money market mutual fund seeking current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of high-quality tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEPTEMBER 30, 1999



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  10

Last Meeting of Shareholders  11

Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations
(AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.


The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.28%.



Within the period shown in the Chart, the Fund's highest quarterly return was 0.90% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998.




CALENDAR PERIOD          FUND
1 Year                   2.94%
5 Years                  2.96%
Start of Performance 1   2.97%


1 The Fund's start of performance date was February 13, 1991.

The Fund's 7-Day Net Yield as of December 31, 1998 was 3.06%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
as applicable)                                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None
Exchange Fee                                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waiver) 1 Expenses That are Deducted From
Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                    0.50%
Distribution (12b-1) Fee                                                            0.20%
Shareholder Services Fee                                                            None
Other Expenses                                                                      0.18%
Total Annual Fund Operating Expenses                                                0.88%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 1999.
Total Waiver of Fund Expenses                                                       0.07%
Total Actual Annual Fund Operating Expenses (after waiver)                          0.81%
2 The adviser voluntarily waived a portion of the management fee during the year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time.
The management fee paid by the Fund (after voluntary waiver) was 0.43% for the fiscal year ended May 31, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




1 Year       $   88
3 Years      $  281
5 Years      $  488
10 Years     $1,084




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations services.



The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.



MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.



How to Redeem Shares



You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders

A Special Meeting of Fund shareholders was held on August 11, 1999. On April 30, 1999, the record date for shareholders voting at the meeting, there were 267,462,413 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees. 1




                                                  WITHHELD
                                                  AUTHORITY
NAMES                               FOR           TO VOTE
Thomas G. Bigley                    144,925,189   2,531,991
Nicholas P. Constantakis            144,957,943   2,499,237
John F. Cunningham                  144,957,943   2,499,237
Charles F. Mansfield, Jr.           144,957,943   2,499,237
John E. Murray, Jr., J.D., S.J.D.   144,957,943   2,499,237
John S. Walsh                       144,957,943   2,499,237


1 The following Trustees of the Trust continued their terms as Trustees of Cash Trust Series II: John F. Donahue, John T. Conroy, Jr., William
J. Copeland, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, and Marjorie P. Smuts..

AGENDA ITEM 2

Ratified the selection of Deloitte & Touche LLP as the independent auditors for Cash Trust Series II.






                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
133,447,372   12,386,454   1,623,354




AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policy regarding diversification.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
105,496,263   39,102,639   2,858,278


(b) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
104,470,123   40,182,643   2,804,414


(c) Amended the Fund's fundamental investment policy regarding investments in real estate.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
104,296,287   40,378,253   2,782,640


(d) Amended the Fund's fundamental investment policy regarding investing in commodities.




                          WITHHELD
                          AUTHORITY
FOR          AGAINST      TO VOTE
98,867,769   45,789,395   2,800,016


(e) Amended the Fund's fundamental investment policy regarding underwriting securities.






                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
104,090,585   40,362,674   3,003,921




(f) Amended the Fund's fundamental investment policy regarding lending assets.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
104,319,838   40,254,070   2,883,272


(g) Amended the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
105,257,072   39,369,300   2,830,808


(h) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
103,203,888   41,455,267   2,798,025


(i) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets.






                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
103,966,111   40,710,374   2,780,695




AGENDA ITEM 4

Eliminated certain of the Fund's fundamental investment policies:

(a) Removed the Fund's fundamental investment policy on investing in restricted securities.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
104,383,959   40,192,261   2,880,960


(b) Removed the Fund's fundamental investment policy on selling securities short.




                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
103,914,335   40,762,197   2,780,648


AGENDA ITEM 5

Amended and restated the Declaration of Trust for Cash Trust Series II to permit the Board of Trustees to liquidate the assets of Cash Trust Series II, its series or classes, and distribute the proceeds of such assets to the holders of shares representing such interest, without seeking shareholder approval.






                           WITHHELD
                           AUTHORITY
FOR           AGAINST      TO VOTE
102,808,966   41,804,974   2,843,240






Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED MAY 31                              1999         1998         1997         1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                 2.76%        3.09%        2.96%       3.22%       3.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.88%        0.85%        0.95%       1.10%       1.02%
Net investment income 2                        2.65%        2.99%        2.77%       2.86%       2.68%
Expenses (after waivers)                       0.81%        0.81%        0.79%       0.79%       0.79%
Net investment income (after waivers)          2.72%        3.03%        2.93%       3.17%       2.91%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $257,445     $266,076     $253,106     $59,888     $67,611


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Municipal Cash Series II

A Portfolio of Cash Trust Series II



SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Municipal Cash Series II
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No.811-6269

Cusip 147552103



0111205A (9/99)

 [Graphic]




PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II



A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEPTEMBER 30, 1999



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Last Meeting of Shareholders  11

Financial Information  13



Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.00%.



Within the period shown in the Chart, the Fund's highest quarterly return was 1.31% (quarter ended June 30, 1995). Its lowest quarterly return was 0.58% (quarter ended December 31, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   4.71%
5 Years                  4.55%
Start of Performance 1   4.18%

1 The Fund's start of performance date was February 8, 1991.

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.14%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waiver and Reduction) 1 Expenses That are
Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.20%
Shareholder Services Fee                                                              None
Other Expenses                                                                        0.18%
Total Annual Fund
Operating Expenses                                                                    0.88%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution
(12b-1) fee during the fiscal year ended May 31, 1999. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
May
31, 1999.
 Total Waivers and
Reductions of Fund
Expenses                                                                              0.05%
 Total Actual Annual Fund
Operating Expenses (after
waiver and reduction)                                                                 0.83%
2 The adviser voluntarily waived a portion of the management fee during the fiscal year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46%
for the year ended May 31, 1999.
3 The distributor voluntarily elected not to accrue a portion of its distribution
(12b-1) fee during the fiscal year ended May 31, 1999. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the year ended May 31,
1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS AND REDUCTIONS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $    90
3 Years  $   281
5 Years  $   488
10 Years $ 1,084



What are the Fund's Investment Strategies?



The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $1,000 and $50, respectively.



An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers, or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.



RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares



You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at

1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration; * amount to be redeemed; and * signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders

A Special Meeting of Fund shareholders was held on August 11, 1999. On April 30, 1999, the record date for shareholders voting at the meeting, there were 236,573,370 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Elected Trustees: 1

                                                  WITHHELD
                                                  AUTHORITY
                                    FOR           TO VOTE
Thomas G. Bigley                    175,325,761    3,439,840
Nicholas P. Constantakis            178,705,502       60,099
John F. Cunningham                  178,705,502       60,099
Charles F. Mansfield, Jr.           178,705,502       60,099
John E. Murray, Jr., J.D., S.J.D.   178,705,502       60,099
John S. Walsh                       178,705,502       60,099

1 The following Trustees continued their terms as Trustees of Cash Trust Series II: John F. Donahue, John T. Conroy, Jr.,

William J. Copeland, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar and Marjorie P. Smuts.

AGENDA ITEM 2

Ratified the selection of Deloitte & Touche LLP as the independent auditors for Cash Trust Series II:

                        ABSTENTIONS
                        AND BROKER
FOR           AGAINST   NON-VOTES
178,480,521   23,071    262,009

AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
153,986,508   24,130,486   648,607

(b) Amended the Fund's fundamental investment policy regarding lending by the Fund.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
123,171,602   54,945,392   648,607

(c) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
119,791,859   58,325,135   648,607

(d) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
119,830,999   58,285,995   648,607

AGENDA ITEM 4

Eliminated certain of the Fund's fundamental investment policies:

(a) Removed the Fund's fundamental investment policy on investing in restricted securities.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
157,002,499   21,062,617   700,485

(b) Removed the Fund's fundamental investment policy on selling securities short.

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
157,040,584   21,024,532   700,485

AGENDA ITEM 5

Amended and restated the Declaration of Trust for Cash Trust Series II to permit the Board of Trustees to liquidate the assets of Cash Trust Series II, its series or classes, and distribute the proceeds of such assets to the holders of shares representing such interests, without seeking shareholder approval:

                           ABSTENTIONS
                           AND BROKER
FOR           AGAINST      NON-VOTES
157,159,048   21,041,400   565,153



Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MAY 31                              1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.04          0.05          0.05          0.05          0.04
LESS DISTRIBUTIONS:
Distributions from net
investment income                             (0.04)        (0.05)        (0.05)        (0.05)        (0.04)
NET ASSET VALUE, END OF PERIOD              $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 4.39%         4.88%         4.65%         4.97%         4.47%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.87%         0.85%         0.86%         0.87%         0.88%
Net investment income 2                        4.24%         4.74%         4.54%         4.82%         4.40%
Expenses (after waivers)                       0.83%         0.83%         0.85%         0.86%         0.88%
Net investment income (after waivers)          4.28%         4.76%         4.55%         4.83%         4.40%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $233,037      $226,667      $343,071      $402,378      $243,651

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 1999, which can be obtained free of charge.


[Graphic]

Federated
World-Class Investment Manager

PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II



SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated July 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



[Graphic]
Federated
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269

Cusip 147552301



0111203A (9/99)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION
Municipal Cash Series II

A Portfolio of Cash Trust Series II



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Municipal Cash Series II (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 Municipal Cash Series II
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

0111205B (9/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  11

Financial Information  12

Investment Ratings  12

Addresses  14



How is the Fund Organized?

The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.



TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.



MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by individual leases pools of municipal leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

DELAYED DELIVERY

Delayed delivery transaction, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records transactions when it agrees buy the securities and reflects their value in determining the price of its shares. Settlement may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:



TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



CORPORATE DEBT SECURITIES



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.



REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS



Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moodys"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one on the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.



CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax.

This investment objective and policy may not be changed by the Fund's Trustees without shareholder approval.



INVESTMENT LIMITATIONS



DIVERSIFICATION



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or it agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities or that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.



INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, for purposes of the concentration policy, bank instruments will be limited to instruments of domestic banks. To conform to the current view of the staff of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitations tests so long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of the total assets in any one industry.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time in investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitations.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.



In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Mark Epstein, Potomac, MD, owned approximately 15,737,293 shares (5.90%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


NAME
BIRTH DATE                                                                              AGGREGATE
TOTAL
ADDRESS                             PRINCIPAL OCCUPATIONS                               COMPENSATION
COMPENSATION FROM
POSITION WITH TRUST                 FOR PAST FIVE YEARS                                 FROM TRUST     TRUST AND
FUND COMPLEX
JOHN F. DONAHUE*+                   Chief Executive Officer                                       $0   $0 for the
Trust and
Birth Date: July 28, 1924           and Director or Trustee of                                         54 other
investment
Federated Investors Tower           the Federated Fund                                                 companies
in the
1001 Liberty Avenue                 Complex; Chairman and                                              Fund
Complex
Pittsburgh, PA                      Director,
Federated
CHAIRMAN AND TRUSTEE                Investors, Inc.;
Chairman
                                    and Trustee,
Federated
                                    Investment
Management
                                    Company; Chairman
and
                                    Director,
Federated
                                    Investment Counseling
and
                                    Federated
Global
                                    Investment
Management
                                    Corp.; Chairman,
Passport
                                    Research, Ltd.

THOMAS G. BIGLEY                    Director or Trustee of the Federated Fund                $665.94
$113,860.22 for the
Birth Date: February 3, 1934        Complex; Director, Member of Executive                             Trust and
56 other
15 Old Timber Trail                 Committee, Children's Hospital of Pittsburgh;                      investment
companies
Pittsburgh, PA                      Director, Robroy Industries, Inc. (coated steel                    in the
Fund Complex
TRUSTEE                             conduits/computer storage equipment);
                  formerly: Senior Partner, Ernst & Young LLP;
                         Director, MED 3000 Group, Inc.
(physician
                                    practice management); Director, Member
of
                 Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                 Director or Trustee of the Federated Fund                $732.66
$125,264.48 for the
Birth Date: June 23, 1937           Complex; President, Investment Properties                          Trust and
54 other
Wood/Commercial Dept.               Corporation; Senior Vice President,                                investment
companies
John R. Wood Associates, Inc.
Realtors                            John R. Wood and Associates, Inc., Realtors;                       in the
Fund Complex
3255 Tamiami Trail North            Partner or Trustee in private real estate
ventures
Naples, FL                          in Southwest Florida; formerly: President,
TRUSTEE                             Naples Property Management, Inc.
and
                                    Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS               Director or Trustee of some of the Federated             $665.94   $47,958.02
for the
Birth Date: September 3, 1939       Fund Complex; formerly: Partner, Andersen                          Trust and
29 other
175 Woodshire Drive                 Worldwide SC.                                                      investment
companies
Pittsburgh, PA                                                                                         in the
Fund Complex
TRUSTEE

JOHN F. CUNNINGHAM ++               Director or Trustee of some of the Federated             $329.47   $0 for the
Trust and
Birth Date: March 5, 1943           Funds Complex; Chairman, President and Chief                       47 other
investment
353 El Brillo Way                   Executive Officer, Cunningham & Co., Inc.;                         companies
in the
Palm Beach, FL                      Trustee Associate, Boston College; Director,                       Fund
Complex
TRUSTEE                             Iperia Corp. (communications/software)
EMC
                                    Corporation; formerly: Director,
Redgate
                                    Communications EMC Corporation
(computer
                                    storage systems).
                                    Previous Positions: Chairman of the Board
and
                                    Chief Executive Officer, Computer Consoles,
                  Inc.; President and Chief Operating Officer,
                                    Wang Laboratories; Director, First
National
                 Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*            Director or Trustee of the Federated Fund                $665.94
$113,860.22 for the
Birth Date: October 11, 1932        Complex; Professor of Medicine, University of                      Trust and
54 other
3471 Fifth Avenue                   Pittsburgh; Medical Director, University of                        investment
companies
Suite 1111                          Pittsburgh Medical Center - Downtown;                              in the
Fund Complex
Pittsburgh, PA                      Hematologist, Oncologist, and Internist,
TRUSTEE                             University of Pittsburgh Medical Center;
                                    Member, National Board of Trustees,
Leukemia
                                    Society of America.

PETER E. MADDEN                     Director or Trustee of the Federated Fund                $590.55
$113,860.22 for the
Birth Date: March 16, 1942          Complex; formerly: Representative,                                 Trust and
54 other
One Royal Palm Way                  Commonwealth of Massachusetts General                              investment
companies
100 Royal Palm Way                  Court; President, State Street Bank and Trust                      in the
Fund Complex
Palm Beach, FL                      Company and State Street Corporation.
TRUSTEE                             Previous Positions: Director, VISA USA
and
                                    VISA International; Chairman and Director,
                  Massachusetts Bankers Association; Director,
                     Depository Trust Corporation; Director,
The
                                    Boston Stock Exchange.

NAME
BIRTH DATE                                                                              AGGREGATE
TOTAL
ADDRESS                             PRINCIPAL OCCUPATIONS                               COMPENSATION
COMPENSATION FROM
POSITION WITH TRUST                 FOR PAST FIVE YEARS                                 FROM TRUST     TRUST AND
FUND COMPLEX

CHARLES F. MANSFIELD, JR. ++        Director or Trustee of some                                   $0   $0 for the
Trust and
Birth Date: April 10, 1945          of the Federated Fund                                              43 other
investment
80 South Road                       Complex; Management                                                companies
in the
Westhampton Beach, NY               Consultant.                                                        Fund
Complex
TRUSTEE                             Previous Positions:
Chief
                                    Executive Officer,
PBTC
                                    International Bank;
                                    Partner, Arthur Young
&
                                    company (now, Ernst &
Young
                                    LLP), Chief
Financial
                                    Officer of Retail
Banking
                                    Sector, Chase
Manhattan
                                    Bank; Senior
Vice
                                    President, Marine
Midland
                                    Bank; Vice President,
                                    Citibank;
Assistant
                                    Professor of Banking
and
                                    Finance, Frank G.
Zarb
                                    School of Business,
                                    Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J.D.   Director or Trustee of the Federated Fund                $698.94
$113,860.22 for the
Birth Date: December 20, 1932       Complex; President, Law Professor, Duquesne                        Trust and
54 other
President, Duquesne University      University; Consulting Partner, Mollica &                          investment
companies
Pittsburgh, PA                      Murray; Director, Michael Baker Corp.                              in the
Fund Complex
TRUSTEE                             (engineering, construction, operations,
and
                                    technical services).
                 Previous Positions: Dean and Professor of Law,
                     University of Pittsburgh School of Law;
Dean
                                    and Professor of Law, Villanova
University
                                    School of Law.

MARJORIE P. SMUTS                   Director or Trustee of some of the Federated             $665.94
$113,860.22 for the
Birth Date: June 21, 1935           Fund Complex; Public Relations/Marketing/                          Trust and
54 other
4905 Bayard Street                  Conference Planning.                                               investment
companies
Pittsburgh, PA                      Previous Positions: National Spokesperson,                         in the
Fund Complex
TRUSTEE                             Aluminum Company of America;
television
                                    producer; business owner.

JOHN S. WALSH++                     Director or Trustee of some of the Federated                  $0   $0 for the
Trust and
Birth Date: November 28, 1957       Fund Complex; President and Director, Heat                         41 other
investment
2007 Sherwood Drive                 Wagon, Inc. (manufacturer of construction                          companies
in the
Valparaiso, IN                      temporary heaters); President and Director,                        Fund
Complex
TRUSTEE                             Manufacturers Products, Inc. (distributor
of
                                    portable construction heaters); President,
                                    Portable Heater Parts, a division
of
                  Manufacturers Products, Inc.; Director, Walsh
&
                Kelly, Inc. (heavy highway contractor); formerly:
                       Vice President, Walsh & Kelly, Inc.

RICHARD B. FISHER                   President or Vice President of some of the                    $0   $0 for the
Trust and
Birth Date: May 17, 1923            Funds in the Federated Fund Complex; Director                      6 other
investment
Federated Investors Tower           or Trustee of some of the Funds in the                             companies
in the
1001 Liberty Avenue                 Federated Fund Complex; Executive Vice                             Fund
Complex
Pittsburgh, PA                      President, Federated Investors, Inc.;
Chairman
PRESIDENT                           and Director, Federated Securities Corp.

J. CHRISTOPHER DONAHUE+             President or Executive Vice President of the                  $0   $0 for the
Trust and
Birth Date: April 11, 1949          Federated Fund Complex; Director or Trustee of                     16 other
investment
Federated Investors Tower           some of the Funds in the Federated Fund                            companies
in the
1001 Liberty Avenue                 Complex; President, CEO and Director,                              Fund
Complex
Pittsburgh, PA                      Federated Investors, Inc.; President and Trustee,
EXECUTIVE VICE PRESIDENT            Federated Investment Management Company;
AND TRUSTEE                         President and Trustee, Federated
Investment
                                    Counseling, and President and
Director
                                    Federated Global Investment
Management
                                    Corp.; President, Passport Research, Ltd.;
                                    Trustee, Federated Shareholder
Services
                                    Company; Director, Federated
Services
                                    Company.

EDWARD C. GONZALES                  Trustee or Director of some of the Funds in the               $0   $0 for the
Trust and
Birth Date: October 22, 1930        Federated Fund Complex; President, Executive                       1 other
investment
Federated Investors Tower           Vice President and Treasurer of some of the                        company in
the
1001 Liberty Avenue                 Funds in the Federated Fund Complex; Vice                          Fund
Complex
Pittsburgh, PA                      Chairman, Federated Investors, Inc.;
Vice
EXECUTIVE VICE PRESIDENT            President, Federated Investment
Management
                                    Company, Federated Investment Counseling,
                                    Federated Global Investment
Management
                                    Corp. and Passport Research, Ltd.;
Executive
                                    Vice President and Director,
Federated
                                    Securities Corp.; Trustee, Federated
Shareholder
                                    Services Company.

JOHN W. MCGONIGLE                   Executive Vice President                                      $0   $0 for the
Trust and
Birth Date: October 26, 1938        and Secretary of the                                               54 other
investment
Federated Investors Tower           Federated Fund Complex;                                            companies
in the
1001 Liberty Avenue                 Executive Vice President,                                          Fund
Complex
Pittsburgh, PA                      Secretary and Director,
EXECUTIVE VICE PRESIDENT            Federated Investors, Inc.;
AND SECRETARY                       Trustee,
Federated
                                    Investment
Management
                                    Company, Trustee,
                                    Federated
Investment
                                    Counseling and Director,
                                    Federated
Global
                                    Investment
Management
                                    Corp.; Director,
Federated
                                    Services Company;
                                    Director,
Federated
                                    Securities Corp.

NAME
BIRTH DATE                                                                              AGGREGATE
TOTAL
ADDRESS                             PRINCIPAL OCCUPATIONS                               COMPENSATION
COMPENSATION FROM
POSITION WITH TRUST                 FOR PAST FIVE YEARS                                 FROM TRUST     TRUST AND
FUND COMPLEX
RICHARD J. THOMAS                   Treasurer of the Federated                                    $0   $0 for the
Trust and
Birth Date: June 17, 1954           Fund Complex; Vice                                                 54 other
investment
Federated Investors Tower           President - Funds                                                  companies
in the
1001 Liberty Avenue                 Financial Services                                                 Fund
Complex
Pittsburgh, PA                      Division,
Federated
TREASURER                           Investors, Inc.; formerly:
                                    various
management
                                    positions within
Funds
                                    Financial
Services
                                    Division of
Federated
                                    Investors, Inc.

WILLIAM D. DAWSON, III              Chief Investment Officer of this Fund and                     $0   $0 for the
Trust and
Birth Date: March 3, 1949           various other Funds in the Federated Fund                          41 other
investment
Federated Investors Tower           Complex; Executive Vice President, Federated                       companies
in the
1001 Liberty Avenue                 Investment Counseling, Federated Global                            Fund
Complex
Pittsburgh, PA                      Investment Management Corp.,
Federated
CHIEF INVESTMENT OFFICER            Investment Management Company
and
                                    Passport Research, Ltd.;
Registered
                                    Representative, Federated Securities Corp.;
                                    Portfolio Manager, Federated
Administrative
                 Services; Vice President, Federated Investors,
                                    Inc.; formerly: Executive Vice President
and
                                    Senior Vice President, Federated
Investment
                                    Counseling Institutional Portfolio
Management
                                    Services Division; Senior Vice President,
                                    Federated Investment Management
Company
                                    and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM               Deborah A. Cunningham is Vice President of                    $0   $0 for the
Trust and
Birth Date: September 15, 1959      the Trust. Ms. Cunningham joined Federated in                      6 other
investment
Federated Investors Tower           1981 and has been a Senior Portfolio Manager                       companies
in the
1001 Liberty Avenue                 and a Senior Vice President of the Fund's                          Fund
Complex
Pittsburgh, PA                      Adviser since 1997. Ms. Cunningham served
as
VICE PRESIDENT                      a Portfolio Manager and a Vice President of
the
                                    Adviser from 1993 until 1996. Ms.
Cunningham
                                    is a Chartered Financial Analyst and
received
                                    her M.S.B.A. in Finance from Robert
Morris
                                    College.

MARY JO OCHSON                      Mary Jo Ochson has been the Fund's portfolio                  $0   $0 for the
Trust and
Birth Date: September 12, 1953      manager since August 1989. She is Vice                             7 other
investment
Federated Investors Tower           President of the Trust. Ms. Ochson joined                          companies
in the
1001 Liberty Avenue                 Federated in 1982 and has been a Senior                            Fund
Complex
Pittsburgh, PA                      Portfolio Manager and a Senior Vice
President
VICE PRESIDENT                      of the Fund's Adviser since 1996. From
1988
                                    through 1995, Ms. Ochson served as a
Portfolio
                                    Manager and a Vice President of the
Fund's
                                    Adviser. Ms. Ochson is a Chartered
Financial
                                    Analyst and received her M.B.A. in Finance
from
                                    the University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999, and July 1, 1999, respectively. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditors for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatements.



FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED MAY 31         1999         1998       1997
Advisory Fee Earned         $1,355,245   $1,373,797   $888,564
Advisory Fee Reduction         171,453      108,571    289,868
Administrative Fee             204,390      207,302    167,736
12B-1 FEE                      542,149            -          -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and start of performance periods ended May 31, 1999.



Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended May 31, 1999.






                       7-DAY                       START OF PERFORMANCE
                       PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 13, 1991
Total Return              -     2.76%    3.01%     2.95%
Yield                  2.69%    -        -         -
Effective Yield        2.72%    -        -         -
Tax-Equivalent Yield   4.45%    -        -         -




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD, EFFECTIVE YIELD AND TAX EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE





TAXABLE YIELD EQUIVALENT
FOR 1999 MULTISTATE
MUNICIPAL FUND
FEDERAL INCOME TAX
BRACKET:                    15.00%      28.00%            31.00%             36.00%             39.60%
Joint Return                $1-43,050   $43,051-104,050   $104,051-158,550   $158,551-283,150   Over 283,150
Single Return               $1-25,750    $25,751-62,450    $62,451-130,250   $130,251-283,150   Over 283,150
TAX-EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:
1.00%                       1.18%         1.39%             1.45%              1.56%              1.66%
1.50%                       1.76%         2.08%             2.17%              2.34%              2.48%
2.00%                       2.35%         2.78%             2.90%              3.13%              3.31%
2.50%                       2.94%         3.47%             3.62%              3.91%              4.14%
3.00%                       3.53%         4.17%             4.35%              4.69%              4.97%
3.50%                       4.12%         4.86%             5.07%              5.47%              5.79%
4.00%                       4.71%         5.56%             5.80%              6.25%              6.62%
4.50%                       5.29%         6.25%             6.52%              7.03%              7.45%
5.00%                       5.88%         6.94%             7.25%              7.81%              8.28%
5.50%                       6.47%         7.64%             7.97%              8.59%              9.11%
6.00%                       7.06%         8.33%             8.70%              9.38%              9.93%
6.50%                       7.65%         9.03%             9.42%             10.16%             10.76%
7.00%                       8.24%         9.72%            10.14%             10.94%             11.59%
7.50%                       8.82%        10.42%            10.87%             11.72%             12.42%
8.00%                       9.41%        11.11%            11.59%             12.50%             13.25%



Note: The maximum marginal tax rate for each bracket was used in calculating the tax equivalent yield.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.



The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Municipal Cash Series II dated May 31, 1999.



Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION
RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated in the defined rating categories.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MUNICIPAL CASH SERIES II

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116



STATEMENT OF ADDITIONAL INFORMATION

Treasury Cash Series II

A Portfolio of Cash Trust Series II



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Treasury Cash Series II (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

[Graphic]
Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

0111203 (9/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  3

Subaccounting Services  3

Redemption in Kind  3

Massachusetts Partnership Law  4

Account and Share Information  4

Tax Information  4

Who Manages and Provides Services to the Fund?  5

How Does the Fund Measure Performance?  8

Who is Federated Investors, Inc.?  9

Financial Information  11

Addresses  11



How is the Fund Organized?

The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.



U.S. TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.



SPECIAL TRANSACTIONS



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE



In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



FUNDAMENTAL INVESTMENT OBJECTIVE



The investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS



The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES

Fund may invest in securities subject to restriction on resale under federal securities laws.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.



In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS



Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Strafe & Co., Bank One Investment Advisors Corp., Columbus, OH owned approximately 34,760,613 shares (16.20%), The Bank of Guam, Agana, GU, owned approximately 22,741,510 shares (10.60%), AmBank & Co., Hancock Bank of Louisiana, Baton Rouge, LA, owned approximately 20,607,050 shares (9.60%), Humboldt Bank, Eureka, CA, owned approximately 20,564,680 shares (9.58%), and Progressive State Bank and Trust Monroe, LA owned approximately 13,028,171 shares (6.07%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

NAME
TOTAL
BIRTH DATE                                                                           AGGREGATE
COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST            FOR PAST FIVE YEARS                                   FROM TRUST     FUND
COMPLEX

JOHN F. DONAHUE*+#             Chief Executive Officer                                         $0   $0 for
the
Birth Date: July 28, 1924      and Director or Trustee of                                           Trust
and
Federated Investors Tower      the Federated Fund                                                   54 other
investment companies
1001 Liberty Avenue            Complex; Chairman and                                                in the Fund
Complex
Pittsburgh, PA                 Director,
Federated
CHAIRMAN AND TRUSTEE           Investors, Inc.;
Chairman
                               and Trustee,
Federated
                               Investment
Management
                               Company; Chairman
and
                               Director,
Federated
                               Investment Counseling
and
                               Federated
Global
                               Investment
Management
                               Corp.; Chairman,
Passport
                               Research, Ltd.

THOMAS G. BIGLEY               Director or Trustee of the Federated Fund                  $621.57   $113,860.22
for the
Birth Date: February 3, 1934   Complex; Director, Member of Executive                               Trust
and
15 Old Timber Trail            Committee, Children's Hospital of Pittsburgh;                        54 other
investment companies
Pittsburgh, PA                 Director, Robroy Industries, Inc. (coated steel                      in the Fund
Complex
TRUSTEE                        conduits/computer storage equipment);
                               formerly: Senior Partner, Ernst & Young LLP;
                               Director, MED 3000 Group, Inc.
(physician
                               practice management); Director, Member
of
                               Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.            Director or Trustee of the Federated Fund                  $683.83   $125,264.48
for the
Birth Date: June 23, 1937      Complex; President, Investment Properties                            Trust
and
Wood/Commercial Dept.          Corporation; Senior Vice President,                                  54 other
investment companies
John R. Wood Associates,       John R. Wood and Associates, Inc., Realtors;                         in the Fund
Complex
Inc. Realtors                  Partner or Trustee in private real estate
ventures
3255 Tamiami Trail North       in Southwest Florida; formerly: President,
Naples, FL                     Naples Property Management, Inc.
and
TRUSTEE                        Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS          Director or Trustee of some of the Federated               $621.57   $47,958.02
for the
Birth Date: September 3, 1939  Fund Complex; formerly: Partner, Andersen                             Trust
and
175 Woodshire Drive            Worldwide SC.                                                        29 other
investment companies
Pittsburgh, PA                                                                                      in the Fund
Complex
TRUSTEE

JOHN F. CUNNINGHAM++           Director or Trustee of some of the Federated               $309.47   $0 for
the
Birth Date: March 5, 1943      Funds Complex; Chairman, President and Chief                         Trust
and
353 El Brillo Way              Executive Officer, Cunningham & Co., Inc.                            47 other
investment companies
Palm Beach, FL                 (strategic business consulting); Trustee                             in the Fund
Complex
TRUSTEE                        Associate, Boston College; Director, Iperia Corp.
                               (communications/ software); formerly: Director,
                               Redgate Communications and
EMC
                               Corporation (computer storage systems).
                               Previous Positions: Chairman of the Board
and
                               Chief Executive Officer, Computer Consoles,
                               Inc.; President and Chief Operating Officer,
                               Wang Laboratories; Director, First
National
                               Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*       Director or Trustee of the Federated Fund                  $621.57   $113,860.22
for the
Birth Date: October 11, 1932   Complex; Professor of Medicine, University of                        Trust
and
3471 Fifth Avenue              Pittsburgh; Medical Director, University of                          54 other
investment companies
Suite 1111                     Pittsburgh Medical Center - Downtown;                                in the Fund
Complex
Pittsburgh, PA                 Hematologist, Oncologist, and Internist,
TRUSTEE                        University of Pittsburgh Medical Center;
                               Member, National Board of Trustees,
Leukemia
                               Society of America.


NAME
TOTAL
BIRTH DATE                                                                           AGGREGATE
COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST            FOR PAST FIVE YEARS                                   FROM TRUST     FUND
COMPLEX

PETER E. MADDEN                Director or Trustee of the                                 $551.64   $113,860.22
for the
Birth Date: March 16, 1942     Federated Fund Complex;                                              Trust
and
One Royal Palm Way             formerly: Representative,                                            54 other
investment companies
100 Royal Palm Way             Commonwealth of                                                      in the Fund
Complex
Palm Beach, FL                 Massachusetts
General
TRUSTEE                        Court; President,
State
                               Street Bank and
Trust
                               Company and
State
                               Street Corporation.
                               Previous Positions:
                               Director, VISA USA and
VISA
                               International;
Chairman
                               and Director,
                               Massachusetts
Bankers
                               Association; Director,
                               Depository
Trust
                               Corporation; Director,
The
                               Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.++    Director or Trustee of some of the Federated                    $0   $0 for
the
Birth Date: April 10, 1945     Fund Complex; Management Consultant.                                 Trust
and
80 South Road                  Previous Positions: Chief Executive Officer,                         43 other
investment companies
Westhampton Beach, NY          PBTC International Bank; Partner, Arthur Young                       in the Fund
Complex
TRUSTEE                        & Company (now Ernst & Young);
Chief
                               Financial Officer of Retail Banking Sector,
                               Chase Manhattan Bank; Senior Vice President,
                               Marine Midland Bank; Vice President, Citibank;
                               Assistant Professor of Banking and Finance,
                               Frank G. Zarb School of Business,
Hofstra
                               University.

JOHN E. MURRAY, JR.,           Director or Trustee of the Federated Fund                  $652.58   $113,860.22
for the
J.D., S.J.D.#                  Complex; President, Law Professor, Duquesne                          Trust
and
Birth Date: December 20, 1932  University; Consulting Partner, Mollica &                            54 other
investment companies
President, Duquesne University Murray; Director, Michael Baker Corp.                                in the Fund
Complex
Pittsburgh, PA                 (engineering, construction, operations
and
TRUSTEE                        technical services).
                               Previous Positions: Dean and Professor of Law,
                               University of Pittsburgh School of Law;
Dean
                               and Professor of Law, Villanova
University
                               School of Law.

MARJORIE P. SMUTS              Director or Trustee of some of the Federated               $621.57   $113,860.22
for the
Birth Date: June 21, 1935      Fund Complex; Public Relations/Marketing/                            Trust
and
4905 Bayard Street             Conference Planning.                                                 54 other
investment companies
Pittsburgh, PA                 Previous Positions: National Spokesperson,                           in the Fund
Complex
TRUSTEE                        Aluminum Company of America;
television
                               producer; business owner.

JOHN S. WALSH++                Director or Trustee of some of the Federated                    $0   $0 for
the
Birth Date: November 28, 1957  Fund Complex; President and Director, Heat                           Trust
and
2007 Sherwood Drive            Wagon, Inc. (manufacturer of construction                            41 other
investment companies
Valparaiso, IN                 temporary heaters); President and Director,                          in the Fund
Complex
TRUSTEE                        Manufacturers Products, Inc. (distributor
of
                               portable construction heaters); President,
                               Portable Heater Parts, a division
of
                               Manufacturers Products, Inc.; Director, Walsh
&
                               Kelly, Inc. (heavy highway contractors);
                               formerly: Vice President, Walsh & Kelly, Inc.

RICHARD B. FISHER              President or Vice President of some of the                      $0   $0 for
the
Birth Date: May 17, 1923       Funds in the Federated Fund Complex; Director                        Trust
and
Federated Investors Tower      or Trustee of some of the Funds in the                               6 other
investment companies
1001 Liberty Avenue            Federated Fund Complex; Executive Vice                               in the Fund
Complex
Pittsburgh, PA                 President, Federated Investors, Inc.;
Chairman
PRESIDENT                      and Director, Federated Securities Corp.

J. CHRISTOPHER DONAHUE+        President or Executive Vice President of the                    $0   $0 for
the
Birth Date: April 11, 1949     Federated Fund Complex; Director or Trustee of                       Trust
and
Federated Investors Tower      some of the Funds in the Federated Fund                              16 other
investment companies
1001 Liberty Avenue            Complex; President, CEO and Director,                                in the Fund
Complex
Pittsburgh, PA                 Federated Investors, Inc.; President and Trustee,
EXECUTIVE VICE PRESIDENT       Federated Investment Management Company;
AND TRUSTEE                    President and Trustee, Federated
Investment
                               Counseling and President and Director,
                               Federated Global Investment
Management
                               Corp.; President, Passport Research, Ltd.;
                               Trustee, Federated Shareholder
Services
                               Company; Director, Federated
Services
                               Company.


NAME
TOTAL
BIRTH DATE                                                                           AGGREGATE
COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST            FOR PAST FIVE YEARS                                   FROM TRUST     FUND
COMPLEX

EDWARD C. GONZALES             Trustee or Director of some                                     $0   $0 for
the
Birth Date: October 22, 1930   of the Funds in the                                                  Trust
and
Federated Investors Tower      Federated Fund Complex;                                              1 other
investment company
1001 Liberty Avenue            President, Executive Vice                                            in the Fund
Complex
Pittsburgh, PA                 President and Treasurer
of
EXECUTIVE VICE PRESIDENT       some of the Funds in
the
                               Federated Fund Complex;
                               Vice Chairman,
Federated
                               Investors, Inc.;
Vice
                               President,
Federated
                               Investment
Management
                               Company,
Federated
                               Investment Counseling,
                               Federated
Global
                               Investment
Management
                               Corp. and
Passport
                               Research, Ltd.;
Executive
                               Vice President
and
                               Director,
Federated
                               Securities Corp.; Trustee,
                               Federated
Shareholder
                               Services Company.

JOHN W. MCGONIGLE              Executive Vice President and Secretary of the                   $0   $0 for
the
Birth Date: October 26, 1938   Federated Fund Complex; Executive Vice                               Trust
and
Federated Investors Tower      President, Secretary and Director, Federated                         54 other
investment companies
1001 Liberty Avenue            Investors, Inc.; Trustee, Federated Investment                       in the Fund
Complex
Pittsburgh, PA                 Management Company; Trustee,
Federated
EXECUTIVE VICE PRESIDENT       Investment Counseling and Director,
Federated
AND SECRETARY                  Global Investment Management Corp.; Director,
                               Federated Services Company; Director,
                               Federated Securities Corp.

RICHARD J. THOMAS              Treasurer of the Federated Fund Complex; Vice                   $0   $0 for
the
Birth Date: June 17, 1954      President - Funds Financial Services Division,                       Trust
and
Federated Investors Tower      Federated Investors, Inc.; formerly: various                         54 other
investment companies
1001 Liberty Avenue            management positions within Funds Financial                          in the Fund
Complex
Pittsburgh, PA                 Services Division of Federated Investors, Inc.
TREASURER

WILLIAM D. DAWSON, III         Chief Investment Officer of this Fund and                       $0   $0 for
the
Birth Date: March 3, 1949      various other Funds in the Federated Fund                            Trust
and
Federated Investors Tower      Complex; Executive Vice President, Federated                         41 other
investment companies
1001 Liberty Avenue            Investment Counseling, Federated Global                              in the Fund
Complex
Pittsburgh, PA                 Investment Management Corp.,
Federated
CHIEF INVESTMENT OFFICER       Investment Management Company
and
                               Passport Research, Ltd.;
Registered
                               Representative, Federated Securities Corp.;
                               Portfolio Manager, Federated
Administrative
                               Services; Vice President, Federated Investors,
                               Inc.; formerly: Executive Vice President
and
                               Senior Vice President, Federated
Investment
                               Counseling Institutional Portfolio
Management
                               Services Division; Senior Vice President,
                               Federated Investment Management
Company
                               and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM          Deborah A. Cunningham is Vice President of                      $0   $0 for
the
Birth Date: September 15, 1959 the Trust. Ms. Cunningham joined Federated in                        Trust
and
Federated Investors Tower      1981 and has been a Senior Portfolio Manager                         6 other
investment companies
1001 Liberty Avenue            and a Senior Vice President of the Fund's                            in the Fund
Complex
Pittsburgh, PA                 Adviser since 1997. Ms. Cunningham served
as
VICE PRESIDENT                 a Portfolio Manager and a Vice President of
the
                               Adviser from 1993 until 1996. Ms.
Cunningham
                               is a Chartered Financial Analyst and
received
                               her M.S.B.A. in Finance from
Robert
                               Morris College.

MARY JO OCHSON                 Mary Jo Ochson is Vice President of the Trust.  $0                   $0 for
the
Birth Date: September 12, 1953 Ms. Ochson joined Federated in 1982 and has                          Trust
and
Federated Investors Tower      been a Senior Portfolio Manager and a Senior                         7 other
investment companies
1001 Liberty Avenue            Vice President of the Fund's Adviser since 1996.                     in the Fund
Complex
Pittsburgh, PA                 From 1988 through 1995, Ms. Ochson served
as
VICE PRESIDENT                 a Portfolio Manager and a Vice President of
the
                               Fund's Adviser. Ms. Ochson is a
Chartered
                               Financial Analyst and received her M.B.A.
in
                               Finance from the University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue Executive Vice President and Trustee of the Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999, and July 1, 1999, respectively. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED
MAY 31                                 1999        1998           1997
Advisory Fee Earned              $1,031,559   $1,317,096    $1,774,153
Advisory Fee Reduction               77,115       49,754             0
Administrative Fee                  155,559      198,783       268,071
12B-1 FEE                           398,182            -             -



How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and Start of Performance periods ended May 31, 1999.

Yield and Effective Yield given for the 7-day period ended May 31, 1999.



                              START OF PERFORMANCE
                  7-DAY PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1991

Total Return         -            4.71        4.55%         4.18%
Yield             4.14%              -           -             -
Effective Yield   4.22%              -           -             -



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Treasury Cash Series II dated May 31, 1999.



Addresses

TREASURY CASH SERIES II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



PART C.           OTHER INFORMATION.

Item 23.          Exhibits:


(a)      (i)  Conformed Copy of Declaration of Trust of the Registrant; (5)
         (ii) Conformed Copy of Amendment No. 1 to Declaration of Trust of
         the Registrant; (5)
         (iii) Conformed Copy of Amendment No. 2 to Declaration of Trust of the Registrant;
         (5)
(b)      (i)     Copy of the Amended By-Laws of the Registrant; (1)
         (ii)    Copy of Amendment No. 2 to the By-Laws of the Registrant;(6)
         (ii)    Copy of Amendment No. 3 to the By-Laws of the Registrant; (6)
         (ii)    Copy of Amendment No. 4 to the By-Laws of the Registrant; (6)
(c) Copy of Specimen Certificate for Shares of
Beneficial Interest of the Registrant; (1) (d)
Conformed Copy of Investment Advisory Contract of the
Registrant; (5) (e) (i) Conformed Copy of
Distributor's Contract of the Registrant; (5)
         (ii)    Conformed Copy of Specimen Mutual Funds Sales and Service
                    Agreement;  (5)
         (iii) Conformed Copy of Specimen Mutual Funds Service Agreement; (5)
         (iv)    Conformed Copy of Specimen Plan Trustee/Mutual Funds Service
                    Agreement;  (5)
(f)      Not applicable;
(g)      (i)     Conformed copy of Custodian Agreement of the   Registrant; (5)
         (ii)    Conformed copy of Custodian Fee Schedule;(6)
(h)      (i)     Conformed copy of Amended and Restated      Agreement for
                    Fund Accounting
         Services, ................Administrative Services, Transfer Agency
         Services and Custody Services Procurement       of the Registrant;(6)
         (ii) Conformed copy of Amended and Restated Shareholder Services Agreement;(6)
         (iii)   The responses described in Item
         23(e)(ii)-(iv)are hereby incorporated by reference.



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File Nos. 33-38550 and 811-6269)

         (i)      Conformed Copy of Opinion and Consent of
                  Counsel as to legality of shares being
                  registered; (5)
         (j)      Conformed copy of Consent of the Independent Auditor; +
         (k)      Not applicable;
         (l)      Conformed Copy of Initial Capital
                  Understanding; (5)
         (m)      (i) Conformed Copy of Distribution Plan of
                  the Registrant; (1) (ii) The responses
                  described in Item 23(e)(ii)-(iv) are hereby
                  incorporated by reference.
         (n)      Not Applicable
         (o)      (i)     Conformed Copy of Power of Attorney of the
                               Registrant; (6)
                  (ii)    Conformed copy of Power of Attorney of
       Chief Investment Officer of the
    Registrant; (7)
(iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; (7)
                  (iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (7)

Item 24.          Persons Controlled by or Under Common Control with the Fund:

                  None



Item 25.          Indemnification:  (2)














----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed January 24, 1991. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File Nos. 33-38550 and 811-6269)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on May 26, 1999 (File Nos. 33-38550 and 811-6269)

Item 26.  Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:      William D. Dawson, III
                                              Henry A. Frantzen
                                              J. Thomas Madden

              Senior Vice Presidents:         Joseph M. Balestrino
                                              David A. Briggs
                                              Drew J. Collins
                                              Jonathan C. Conley
                                              Deborah A. Cunningham
                                              Mark E. Durbiano
                                              Jeffrey A. Kozemchak
                                              Sandra L. McInerney
                                              Susan M. Nason
                                              Mary Jo Ochson
                                              Robert J. Ostrowski

              Vice Presidents:                Todd A. Abraham
                                              J. Scott Albrecht
                                              Arthur J. Barry
                                              Randall S. Bauer
                                              G. Andrew Bonnewell
                                              Micheal W. Casey
                                              Robert E. Cauley
                                              Alexandre de Bethmann
B.       Anthony Delserone, Jr.
                                              Michael P. Donnelly
                                              Linda A. Duessel
                                              Donald T. Ellenberger
                                              Kathleen M. Foody-Malus
                                              Thomas M. Franks
                                              James E. Grefenstette
                                              Marc Halperin
                                              Patricia L. Heagy
                                              Susan R. Hill
                                              William R. Jamison
                                              Constantine J. Kartsonas
                                              Robert M. Kowit
                                              Richard J. Lazarchic
                                              Steven Lehman
                                              Marian R. Marinack
                                              William M. Painter
                                              Jeffrey A. Petro
                                              Keith J. Sabol
                                              Frank Semack
                                              Aash M. Shah
                                              Michael W. Sirianni, Jr.
                                              Christopher Smith
                                              Edward J. Tiedge
                                              Leonardo A. Vila
                                              Paige M. Wilhelm
                                              George B. Wright

              Assistant Vice Presidents:      Arminda Aviles
                                              Nancy J. Belz
                                              Lee R. Cunningham, II
                                              James H. Davis, II
                                              Jacqueline A. Drastal
                                              Paul S. Drotch
                                              Salvatore A. Esposito
                                              Donna M. Fabiano
                                              Gary E. Farwell
                                              Eamonn G. Folan
                                              John T. Gentry
                                              John W. Harris
                                              Nathan H. Kehm
                                              John C. Kerber
                                              Grant K. McKay
                                              Christopher Matyszewski
                                              Natalie F. Metz
                                              Thomas Mitchell
                                              Joseph M. Natoli
                                              Trent Neville
                                              Ihab Salib
                                              Roberto Sanchez-Dahl, Sr.
                                              James W. Schaub
                                              John Sheehy
                                              John Sidawi
                                              Matthew K. Stapen
                                              Diane Tolby
                                              Timothy G. Trebilcock
                                              Steven J. Wagner
                                              Lori A. Wolff

              Secretary:                      G. Andrew Bonnewell

              Treasurer:                      Thomas R. Donahue

              Assistant Secretaries:          C. Grant Anderson
                                              Karen M. Brownlee
                                              Leslie K. Ross

              Assistant Treasurer:            Dennis McAuley, III

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts  as  principal  underwriter  for  the  following  .................open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


 (c)  Not applicable


Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant...............................Federated Investors Tower
                                         1001 Liberty Avenue
                                         Pittsburgh, PA 15222-3779
                                         (Notice should be sent to the
                                         Agent for Service at the above address)

                                         Federated Investors Funds
                                         5800 Corporate Drive
                                         Pittsburgh, PA 15237-7000

Federated Shareholder Services Company   P.O. Box 8600
("Transfer Agent, Dividend               Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")


Federated Services Company               Federated Investors Tower
("Administrator")                        1001 Liberty Avenue
                                         Pittsburgh, PA  15222-3779

Federated Investment                     Federated Investors Tower
Management Company                       1001 Liberty Avenue
("Adviser")                              Pittsburgh, PA  15222-3779

State Street Bank and Trust Company      P.O. Box 8600
("Custodian")                            Boston, MA 02266-8600




Item 29.          Management Services:  Not applicable.







Item 30.          Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of September, 1999.


                                               CASH TRUST SERIES II

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 24, 1999


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:





      NAME                                           TITLE                      DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                              Attorney In Fact       September 24, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below


      NAME                                           TITLE

John F. Donahue*                                     Chairman and Trustee
                                                     (Chief Executive Officer)

Richard B. Fischer*                                  President

William D. Dawson, III*                              Chief Investment Officer

J. Christopher Donahue*                              Executive Vice President
                                   and Trustee


Richard J. Thomas*                                   Treasurer (Principal Financial
                                                       and Accounting Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee

John F. Cunningham*                                  Trustee

J. Christopher Donahue*                              Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Peter E. Madden*                                     Trustee

John E. Murray, Jr., J.D., S.J.D.*                   Trustee

Marjorie P. Smuts*                                   Trustee

* By Power of Attorney
